BMW Vehicle Lease Trust 2023-2

Collection Period Ending:	5/31/24
Previous Payment Date:	5/28/24
Current Payment Date:	6/25/24
Accrued Interest Days (30/360):  30
Accrued Interest Days (act/360): 28

Balances

	Initial	Beginning of Period	End of Period
Aggregate Securitization Value	$1,439,263,098.40	$1,145,372,657.52	$1,091,827,871.12
Aggregate Discounted ALG Residual Value	$823,565,558.28	$764,572,665.19	$737,602,466.43
Reserve Fund	$3,598,157.75	$3,598,157.75	$3,598,157.75

Notes
Class A-1 Notes	$187,500,000.00	-	-
Class A-2 Notes	$468,750,000.00	$326,377,982.62	$272,833,196.22
Class A-3 Notes	$468,750,000.00	$468,750,000.00	$468,750,000.00
Class A-4 Notes	$125,000,000.00	$125,000,000.00	$125,000,000.00
	$1,250,000,000.00	$920,127,982.62	$866,583,196.22

Overcollateralization	$189,263,098.40		$225,244,674.90

Current Collection Period

Beginning Securitization Value	$1,145,372,657.52
Principal Reduction Amount	53,544,786.40
Ending Securitization Value	$1,091,827,871.12

First Priority Principal
Aggregate Outstanding Note Balance (Beginning of Period)	$920,127,982.62
Aggregate Securitization Value (End of Period)	$1,091,827,871.12
First Priority Principal Distribution Amount	-

Target Note Balance	$866,583,196.22
Target Overcollateralization Amount	$225,244,674.90
Target Overcollateralization Percentage	15.65%

Determination of Available Funds
Collections
Monthly Payments (net of Daily Advance Reimbursements)*	$27,027,209.25
Reallocation Payment	283,186.22
Sale Proceeds	4,181,733.15
Termination Proceeds	40,139,719.77
Recovery Proceeds	10,758.33
Total Collections	$71,642,606.72

Advances
Monthly Payment Advance	$1,732,548.91
Sales Proceeds Advance	-
Total Advances	$1,732,548.91
Optional Purchase Price	0.00
Net Investment Earnings on SUBI Collection Account	-
Total Available Funds	$73,375,155.63

Collection Account

Total Available Funds	$73,375,155.63
Withdrawals from SUBI Collection Account
Payment Date Advance Reimbursement	1,849,975.95
Servicing Fees	954,477.21
Note Distribution Account (Interest Due)	4,581,051.25
Note Distribution Account (First Priority Principal Distribution Amount)	-
Reserve Fund Deposit	-
Note Distribution Account (Regular Principal Distribution Amount)	53,544,786.40
Amounts paid to Indenture Trustee, Owner Trustee and Asset Representations Reviewer (subject to annual cap)	-
Amounts paid to Indenture Trustee, Owner Trustee and Asset Representations Reviewer (not subject to annual cap)	-
Certificate Distribution Account (any remaining payments)	12,444,864.82
Total Distributions from SUBI Collection Account	$73,375,155.63

Servicer Advance Amounts

Beginning Period Unreimbursed Servicer Advance	$2,122,344.65
Current Period Monthly Payment Advance	1,732,548.91
Current Period Sales Proceeds Advance	-
Current Reimbursement of Previous Servicer Advance	1,849,975.95
Ending Period Unreimbursed Previous Servicer Advances	$2,004,917.61

Note Distribution Account

Amount Deposited from the Collection Account	$58,125,837.65
Amount Deposited from the Reserve Fund	-
Amount Paid to Noteholders	$58,125,837.65

Payments to Indenture Trustee, Owner Trustee and Asset Representations Reviewer

Indenture Trustee
Amount due and payable to Indenture Trustee before giving effect to payments on current Payment Date:	-
Amount due and payable to Indenture Trustee after giving effect to payments on current Payment Date:	-

Owner Trustee
Amount due and payable to Owner Trustee before giving effect to payments on current Payment Date:	-
Amount due and payable to Owner Trustee after giving effect to payments on current Payment Date:	-

Asset Representations Reviewer Trustee
Amount due and payable to Asset Representations Reviewer before giving effect to payments on current Payment Date:	-
Amount due and payable to Asset Representations Reviewer after giving effect to payments on current Payment Date:	-

Distributions

Priority Principal
Aggregate Outstanding Note Principal	$920,127,982.62

Monthly Principal Distributable Amount	First Priority Principal	Current Payment	Total Payment	Ending Balance	Per $1,000	Note Factor

Class A-1 Notes	-	-	-	-	-	-
Class A-2 Notes	-	$53,544,786.40	$53,544,786.40	$272,833,196.22	114	0.58
Class A-3 Notes	-	-	-	$468,750,000.00	-	1.00
Class A-4 Notes	-	-	-	$125,000,000.00	-	1.00
	-	$53,544,786.40	$53,544,786.40	$866,583,196.22

Interest Distributable Amount		Interest Rate	Current Payment	Per $1,000

Class A-1 Notes		5.68700%	-	0.00
Class A-2 Notes		5.95000%	$1,618,290.83	3.45
Class A-3 Notes		5.99000%	$2,339,843.75	4.99
Class A-4 Notes		5.98000%	$622,916.67	4.98
			$4,581,051.25

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Current Period Carryover

Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2 Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Reserve Fund

Beginning Period Required Amount	$3,598,157.75
Beginning Period Amount	3,598,157.75
Current Period Deposit	-
Net Investment Earnings	16,020.55
Reserve Fund Draw Amount	-
Release to Certificateholder	16,020.55
Ending Period Required Amount	3,598,157.75
Ending Period Amount	$3,598,157.75

Pool Characteristics

	Initial	End of Period
Number of Specified Leases	32,105	26,105
Weighted Average Remaining Term	24.00	16.15
Weighted Average Original Term	36.00	35.97
Weighted Average Seasoning	12.00	19.82

	Units	Securitization Value
Early Terminations	219	$9,087,821.16
Scheduled Terminations	980	$27,959,100.99

Residual Value Losses for the Current Period	Beginning	Current Period	Cumulative
Sales and Termination Proceeds	$164,175,366.43	$42,384,223.70	$206,559,590.13
ALG Residual Values	122,808,934.88	34,654,348.05	157,463,282.93
Residual Value Loss / (Gain)		$(7,729,875.65)	$(49,096,307.20)

Cumulative Residual Value Loss / (Gain) as of the end of the prior period			$(41,366,431.55)
Cumulative Residual Value Loss / (Gain) as of the end of the 2nd preceding period			$(33,910,722.53)
Cumulative Residual Value Loss / (Gain) as of the end of the 3rd preceding period			$(26,564,199.61)

Delinquencies as of the end of the current period	Units	Securitization Value	Percentage
31-60 Days Delinquent	91	4,791,994.05	0.44%
61-90 Days Delinquent	35	1,584,815.91	0.15%
91-120 Days Delinquent	15	721,291.40	0.07%
121 - 150 Days Delinquent	8	369,114.97	0.03%
151 Days or More Delinquent	0	0.00	0.00%

Total 30+ Days Past Due as of the end of the current period	149	$7,467,216.33	0.68%
Total 60+ Days Past Due as of the end of the current period	58	$2,675,222.27	0.25%

Delinquencies as of the end of prior periods
Total 30+ Days Past Due as of the end of the prior period			0.59%
Total 30+ Days Past Due as of the end of the 2nd preceding period			0.67%
Total 30+ Days Past Due as of the end of the 3rd preceding period			0.51%

Credit Losses as of the end of the current period	Units	Dollar Amount
Gross Credit Losses	4	24,575.02
Recoveries	1	3,039.02

Net Credit Losses		21,536.00
Cumulative Net Credit Losses	12	$92,449.64
Ratio of Cumulative Net Credit Losses to Aggregate Securitization Value **		0.01%
Charge Off Rate ***		0.01%

Average of Net Credit Losses ****		$7,704.14

Historical Loss Information
Credit Losses as of the end of the prior period	Units	Dollar Amount
Gross Credit Losses	2	2,573.21
Recoveries	0	-
Net Credit Losses		2,573.21
Cumulative Net Credit Losses	8	$70,913.64
Ratio of Cumulative Net Credit Losses to Aggregate Securitization Value **		0.01%
Charge Off Rate ***		0.00%
Average of Net Credit Losses ****		8,864.21

Credit Losses as of the end of the 2nd preceding period	Units	Dollar Amount
Gross Credit Losses	2	9,172.23
Recoveries	1	8,500.00
Net Credit Losses		672.23
Cumulative Net Credit Losses	6	$68,340.43
Ratio of Cumulative Net Credit Losses to Aggregate Securitization Value **		0.01%
Charge Off Rate ***		0.00%
Average of Net Credit Losses ****		11,390.07

Credit Losses as of the end of the 3rd preceding period	Units	Dollar Amount
Gross Credit Losses	0	-
Recoveries	0	-
Net Credit Losses		-
Cumulative Net Credit Losses	4	$67,668.20
Ratio of Cumulative Net Credit Losses to Aggregate Securitization Value **		0.01%
Charge Off Rate ***		0.00%
Average of Net Credit Losses ****		16,917.05

* Includes Pull Ahead amounts
** Ratio of Cumulative Net Credit Losses to Aggregate Securitization Value is calculated by dividing the Cumulative Net Credit Losses by the Avg Aggregate Sec Value for the period.
Avg Aggregate Sec Value for a period is equal to the average of the Beginning Securitization Value and the Ending Securitization Value for such period.
*** Charge Off Rate is calculated by dividing Cumulative Net Credit Losses by Initial Aggregate Securitization Value as of the Cut-off date.
**** Average of Net Credit Losses is calculated by dividing Cumulative Net Credit Losses by the aggregate number of Leases that have experienced a net credit loss.